Cash and cash equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash and cash equivalents
Cash equivalents	€ 1,146,936	€ 252,550
Cash and bank balances	54,507	78,732
Total cash and cash equivalents	€ 1,201,443	€ 331,282	€ 167,793	€ 281,040